Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Detail information about property plant and equipment [Line Items]
Disposals, property, plant and equipment		€ 77
Property, plant and equipment	€ 1,012	772
Assets classified as held for sale [Member]
Detail information about property plant and equipment [Line Items]
Property, plant and equipment	76	39
Gross carrying amount [member]
Detail information about property plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	426	318
Cash flows due to property plant and equipment additions	(486)	(282)
Disposals, property, plant and equipment	76	77
Property, plant and equipment	1,596	1,377	€ 1,377	€ 1,124
Construction division [Member]
Detail information about property plant and equipment [Line Items]
Disposals, property, plant and equipment	(57)
Construction division [Member] | Gross carrying amount [member]
Detail information about property plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	179	117
Disposals, property, plant and equipment		(64)
Property, plant and equipment	292	144
Energy and mobility infrastructures division [Member] | Gross carrying amount [member]
Detail information about property plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	€ 174	€ 107